Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—49.0%
		Federal Home Loan Mortgage Corporation REMIC—16.0%
$ 122,476		Series 242, Class F29, 0.346% (1-month USLIBOR +0.250%), 11/15/2036	$122,973
89,866		Series 244, Class F22, 0.446% (1-month USLIBOR +0.350%), 12/15/2036	90,490
211,733		Series 244, Class F30, 0.396% (1-month USLIBOR +0.300%), 12/15/2036	213,053
70,856		Series 1534, Class J, 0.996% (1-month USLIBOR +0.900%), 6/15/2023	71,188
101,494		Series 1632, Class FB, 1.296% (1-month USLIBOR +1.200%), 11/15/2023	102,175
94,018		Series 2111, Class MA, 0.596% (1-month USLIBOR +0.500%), 1/15/2029	94,596
96,062		Series 2111, Class MB, 0.596% (1-month USLIBOR +0.500%), 1/15/2029	96,653
98,106		Series 2111, Class MC, 0.596% (1-month USLIBOR +0.500%), 1/15/2029	98,709
64,556		Series 2286, Class FA, 0.496% (1-month USLIBOR +0.400%), 2/15/2031	64,902
22		Series 2292, Class KF, 0.334% (1-month USLIBOR +0.250%), 7/25/2022	22
139,545		Series 2296, Class FC, 0.596% (1-month USLIBOR +0.500%), 6/15/2029	140,835
230,778		Series 2326, Class FJ, 1.046% (1-month USLIBOR +0.950%), 6/15/2031	235,454
367,346		Series 2344, Class FP, 1.046% (1-month USLIBOR +0.950%), 8/15/2031	374,924
167,151		Series 2367, Class FG, 0.716% (1-month USLIBOR +0.620%), 6/15/2031	169,588
67,182		Series 2380, Class FI, 0.696% (1-month USLIBOR +0.600%), 6/15/2031	68,118
390,099		Series 2380, Class FL, 0.696% (1-month USLIBOR +0.600%), 11/15/2031	393,864
216,956		Series 2386, Class FE, 0.796% (1-month USLIBOR +0.700%), 6/15/2031	220,547
88,202		Series 2389, Class FI, 0.846% (1-month USLIBOR +0.750%), 6/15/2031	89,768
20,586		Series 2395, Class FT, 0.546% (1-month USLIBOR +0.450%), 12/15/2031	20,733
30,878		Series 2396, Class FL, 0.696% (1-month USLIBOR +0.600%), 12/15/2031	31,260
245,884		Series 2412, Class OF, 1.046% (1-month USLIBOR +0.950%), 12/15/2031	251,213
170,104		Series 2418, Class FO, 0.996% (1-month USLIBOR +0.900%), 2/15/2032	171,967
76,458		Series 2451, Class FC, 1.096% (1-month USLIBOR +1.000%), 5/15/2031	78,186
7,826		Series 2452, Class FG, 0.646% (1-month USLIBOR +0.550%), 3/15/2032	7,930
111,110		Series 2460, Class FE, 1.096% (1-month USLIBOR +1.000%), 6/15/2032	113,596
55,472		Series 2470, Class FI, 0.496% (1-month USLIBOR +0.400%), 10/15/2026	55,791
77,514		Series 2470, Class FW, 1.096% (1-month USLIBOR +1.000%), 5/15/2031	79,266
74,217		Series 2470, Class FX, 1.096% (1-month USLIBOR +1.000%), 5/15/2031	75,894
111,609		Series 2470, Class GF, 1.096% (1-month USLIBOR +1.000%), 6/15/2032	114,106
63,279		Series 2471, Class FS, 0.596% (1-month USLIBOR +0.500%), 2/15/2032	64,035
294,671		Series 2475, Class FL, 1.096% (1-month USLIBOR +1.000%), 2/15/2032	301,693
196,447		Series 2476, Class FC, 1.096% (1-month USLIBOR +1.000%), 2/15/2032	201,128
122,380		Series 2477, Class FD, 0.496% (1-month USLIBOR +0.400%), 7/15/2032	123,509
148,931		Series 2479, Class FA, 0.496% (1-month USLIBOR +0.400%), 8/15/2032	149,934
56,935		Series 2481, Class FC, 1.096% (1-month USLIBOR +1.000%), 5/15/2031	58,202
135,428		Series 2493, Class F, 0.496% (1-month USLIBOR +0.400%), 9/15/2029	136,548
163,287		Series 2495, Class F, 0.496% (1-month USLIBOR +0.400%), 9/15/2032	164,025
115,498		Series 2498, Class HF, 1.096% (1-month USLIBOR +1.000%), 6/15/2032	118,082
69,294		Series 2504, Class FP, 0.596% (1-month USLIBOR +0.500%), 3/15/2032	70,129
281,123		Series 2526, Class FC, 0.496% (1-month USLIBOR +0.400%), 11/15/2032	282,917
205,600		Series 2530, Class FK, 0.496% (1-month USLIBOR +0.400%), 6/15/2029	206,954
349,400		Series 2551, Class FD, 0.496% (1-month USLIBOR +0.400%), 1/15/2033	351,828
91,818		Series 2571, Class FK, 0.596% (1-month USLIBOR +0.500%), 9/15/2023	92,175
58,968		Series 2610, Class FD, 0.596% (1-month USLIBOR +0.500%), 12/15/2032	59,698
1,079,962		Series 2631, Class FC, 0.496% (1-month USLIBOR +0.400%), 6/15/2033	1,087,287
229,181		Series 2671, Class F, 0.546% (1-month USLIBOR +0.450%), 9/15/2033	231,807

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 300,503		Series 2684, Class FV, 0.996% (1-month USLIBOR +0.900%), 10/15/2033	$307,407
1,264,197		Series 2750, Class FG, 0.493% (1-month USLIBOR +0.400%), 2/15/2034	1,272,652
3,095,560		Series 2750, Class FH, 0.593% (1-month USLIBOR +0.500%), 2/15/2034	3,129,269
207,303		Series 2796, Class FD, 0.446% (1-month USLIBOR +0.350%), 7/15/2026	208,364
544,003		Series 2812, Class LF, 0.496% (1-month USLIBOR +0.400%), 6/15/2034	547,705
398,406		Series 3036, Class NF, 0.396% (1-month USLIBOR +0.300%), 8/15/2035	400,361
83,295		Series 3085, Class FW, 0.796% (1-month USLIBOR +0.700%), 8/15/2035	85,085
581,045		Series 3085, Class VF, 0.416% (1-month USLIBOR +0.320%), 12/15/2035	583,436
543,795		Series 3184, Class JF, 0.496% (1-month USLIBOR +0.400%), 7/15/2036	548,653
531,456		Series 3191, Class FE, 0.496% (1-month USLIBOR +0.400%), 7/15/2036	535,924
49,582		Series 3300, Class FA, 0.396% (1-month USLIBOR +0.300%), 8/15/2035	49,852
49,758		Series 3325, Class NF, 0.396% (1-month USLIBOR +0.300%), 8/15/2035	50,029
651,946		Series 3380, Class FP, 0.446% (1-month USLIBOR +0.350%), 11/15/2036	656,371
479,727		Series 3542, Class NF, 0.846% (1-month USLIBOR +0.750%), 7/15/2036	489,841
13,394,376		Series 4826, Class KF, 0.396% (1-month USLIBOR +0.300%), 9/15/2048	13,472,685
26,782,868		Series 4915, Class FD, 0.534% (1-month USLIBOR +0.450%), 9/25/2049	27,026,619
4,964,452		Series 4925, Class FH, 0.484% (1-month USLIBOR +0.400%), 10/25/2049	5,018,988
4,957,809		Series 4936, Class PF, 0.584% (1-month USLIBOR +0.500%), 12/25/2049	4,991,638
22,081,068		Series 4944, Class HF, 0.534% (1-month USLIBOR +0.450%), 1/25/2050	22,305,041
10,380,215		Series 4965, Class KF, 0.734% (1-month USLIBOR +0.650%), 4/25/2050	10,555,166
18,154,706		Series KF85, Class AL, 0.391% (1-month USLIBOR +0.300%), 8/25/2030	18,186,466
17,545,011		Series KF86, Class AS, 0.370% (Secured Overnight Financing Rate +0.320%), 8/25/2027	17,574,631
25,000,000		Series KF87, Class AL, 0.441% (1-month USLIBOR +0.350%), 8/25/2030	25,077,485
14,170,166		Series KF88, Class AL, 0.421% (1-month USLIBOR +0.330%), 9/25/2030	14,198,777
		TOTAL	174,620,197
		Federal National Mortgage Association REMIC—15.3%
20,972		Series 1993-62, Class FA, 1.482% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	21,123
52,608		Series 1993-165, Class FE, 1.234% (1-month USLIBOR +1.150%), 9/25/2023	52,943
65,540		Series 1998-22, Class FA, 0.489% (1-month USLIBOR +0.400%), 4/18/2028	65,713
21,786		Series 2000-34, Class F, 0.534% (1-month USLIBOR +0.450%), 10/25/2030	21,928
12,702		Series 2000-37, Class FA, 0.584% (1-month USLIBOR +0.500%), 11/25/2030	12,798
19,052		Series 2001-34, Class FB, 0.389%, (1-month USLIBOR +0.300%), 12/18/2028	19,071
30,389		Series 2001-34, Class FL, 0.584% (1-month USLIBOR +0.500%), 8/25/2031	30,638
205,128		Series 2001-46, Class F, 0.489% (1-month USLIBOR +0.400%), 9/18/2031	205,999
155,465		Series 2001-53, Class FX, 0.434% (1-month USLIBOR +0.350%), 10/25/2031	156,014
336,996		Series 2001-56, Class FG, 0.584% (1-month USLIBOR +0.500%), 10/25/2031	340,109
109,241		Series 2001-68, Class FD, 0.584% (1-month USLIBOR +0.500%), 12/25/2031	110,351
135,739		Series 2002-4, Class FJ, 0.534% (1-month USLIBOR +0.450%), 2/25/2032	136,691
162,200		Series 2002-8, Class FA, 0.839% (1-month USLIBOR +0.750%), 3/18/2032	165,197
150,037		Series 2002-9, Class FH, 0.584% (1-month USLIBOR +0.500%), 3/25/2032	151,267
210,482		Series 2002-17, Class JF, 1.084% (1-month USLIBOR +1.000%), 4/25/2032	215,479
202,418		Series 2002-34, Class FC, 1.089% (1-month USLIBOR +1.000%), 12/18/2031	207,037
124,254		Series 2002-37, Class F, 0.884% (1-month USLIBOR +0.800%), 11/25/2031	126,216
7,335		Series 2002-39, Class FB, 0.639% (1-month USLIBOR +0.550%), 3/18/2032	7,432
62,456		Series 2002-41, Class F, 0.634% (1-month USLIBOR +0.550%), 7/25/2032	63,154
629,252		Series 2002-47, Class NF, 1.084% (1-month USLIBOR +1.000%), 4/25/2032	643,382
97,963		Series 2002-52, Class FD, 0.584% (1-month USLIBOR +0.500%), 9/25/2032	98,961
127,784		Series 2002-53, Class FG, 1.184% (1-month USLIBOR +1.100%), 7/25/2032	131,007
413,626		Series 2002-58, Class FD, 0.684% (1-month USLIBOR +0.600%), 8/25/2032	419,948
151,122		Series 2002-64, Class FJ, 1.084% (1-month USLIBOR +1.000%), 4/25/2032	154,710
87,503		Series 2002-74, Class FV, 0.534% (1-month USLIBOR +0.450%), 11/25/2032	87,937

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 87,005		Series 2002-75, Class FD, 1.089% (1-month USLIBOR +1.000%), 11/18/2032	$89,098
296,968		Series 2002-77, Class FH, 0.489% (1-month USLIBOR +0.400%), 12/18/2032	299,378
55,293		Series 2002-82, Class FB, 0.584% (1-month USLIBOR +0.500%), 12/25/2032	55,965
222,151		Series 2002-82, Class FC, 1.084% (1-month USLIBOR +1.000%), 9/25/2032	227,435
76,905		Series 2002-82, Class FG, 0.534% (1-month USLIBOR +0.450%), 12/25/2032	77,543
403,248		Series 2002-89, Class F, 0.384% (1-month USLIBOR +0.300%), 1/25/2033	404,694
88,859		Series 2002-90, Class FH, 0.584% (1-month USLIBOR +0.500%), 9/25/2032	89,919
833,100		Series 2002-93, Class FJ, 0.634% (1-month USLIBOR +0.550%), 1/25/2033	843,075
94,790		Series 2003-2, Class FA, 0.584% (1-month USLIBOR +0.500%), 2/25/2033	95,942
115,197		Series 2003-14, Class FT, 0.584% (1-month USLIBOR +0.500%), 3/25/2033	116,682
233,691		Series 2003-19, Class FY, 0.484% (1-month USLIBOR +0.400%), 3/25/2033	235,717
166,510		Series 2003-21, Class TF, 0.534% (1-month USLIBOR +0.450%), 3/25/2033	168,286
305,088		Series 2003-66, Class FA, 0.434% (1-month USLIBOR +0.350%), 7/25/2033	306,531
338,773		Series 2003-79, Class FC, 0.534% (1-month USLIBOR +0.450%), 8/25/2033	342,290
185,099		Series 2003-102, Class FT, 0.484% (1-month USLIBOR +0.400%), 10/25/2033	186,332
441,867		Series 2003-107, Class FD, 0.584% (1-month USLIBOR +0.500%), 11/25/2033	446,786
1,068,003		Series 2003-116, Class HF, 0.634% (1-month USLIBOR +0.550%), 11/25/2033	1,081,454
349,122		Series 2003-121, Class FD, 0.484% (1-month USLIBOR +0.400%), 12/25/2033	352,206
570,898		Series 2004-2, Class FW, 0.484% (1-month USLIBOR +0.400%), 2/25/2034	574,899
705,659		Series 2004-17, Class FT, 0.484% (1-month USLIBOR +0.400%), 4/25/2034	710,218
475,674		Series 2004-49, Class FN, 0.484% (1-month USLIBOR +0.400%), 7/25/2034	478,437
1,234,813		Series 2004-49, Class FQ, 0.534% (1-month USLIBOR +0.450%), 7/25/2034	1,242,953
1,004,647		Series 2004-51, Class FY, 0.464% (1-month USLIBOR +0.380%), 7/25/2034	1,009,826
466,410		Series 2004-53, Class FC, 0.534% (1-month USLIBOR +0.450%), 7/25/2034	470,545
310,935		Series 2004-64, Class FW, 0.534% (1-month USLIBOR +0.450%), 8/25/2034	313,528
449,929		Series 2005-104, Class FA, 0.484% (1-month USLIBOR +0.400%), 12/25/2035	453,895
1,711,623		Series 2006-75, Class FP, 0.384% (1-month USLIBOR +0.300%), 8/25/2036	1,719,736
400,578		Series 2006-79, Class DF, 0.434% (1-month USLIBOR +0.350%), 8/25/2036	403,045
581,546		Series 2006-81, Class FA, 0.434% (1-month USLIBOR +0.350%), 9/25/2036	585,608
1,355,657		Series 2006-90, Class FE, 0.534% (1-month USLIBOR +0.450%), 9/25/2036	1,369,416
650,620		Series 2006-98, Class FB, 0.394% (1-month USLIBOR +0.310%), 10/25/2036	653,983
2,299,189		Series 2006-W1, Class 2AF1, 0.304% (1-month USLIBOR +0.220%), 2/25/2046	2,272,605
658,712		Series 2008-52, Class FD, 0.434% (1-month USLIBOR +0.350%), 6/25/2036	663,100
1,239,940		Series 2009-57, Class NF, 0.684% (1-month USLIBOR +0.600%), 2/25/2037	1,249,264
146,323		Series 2009-63, Class FB, 0.584% (1-month USLIBOR +0.500%), 8/25/2039	148,049
8,953,089		Series 2012-116, Class FA, 0.384% (1-month USLIBOR +0.300%), 10/25/2042	8,996,884
5,548,514		Series 2018-31, Class FD, 0.384% (1-month USLIBOR +0.300%), 5/25/2048	5,565,523
16,310,998		Series 2018-70, Class HF, 0.434% (1-month USLIBOR +0.350%), 10/25/2058	16,437,456
10,378,797		Series 2018-95, Class FB, 0.484% (1-month USLIBOR +0.400%), 1/25/2049	10,463,054
17,354,421		Series 2019-35, Class FA, 0.484% (1-month USLIBOR +0.400%), 7/25/2049	17,516,378
32,260,650		Series 2019-41, Class FD, 0.584% (1-month USLIBOR +0.500%), 8/25/2059	32,626,521
13,542,622		Series 2019-67, Class FB, 0.534% (1-month USLIBOR +0.450%), 11/25/2049	13,650,260
12,883,280		Series 2019-81, Class FJ, 0.584% (1-month USLIBOR +0.500%), 1/25/2050	13,031,029
24,498,031		Series 2020-34, Class FA, 0.534% (1-month USLIBOR +0.450%), 6/25/2050	24,670,794
		TOTAL	166,341,444
		Government National Mortgage Association REMIC—17.7%
192,225		Series 2004-59, Class FV, 0.338% (1-month USLIBOR +0.250%), 10/20/2033	192,966
273,152		Series 2009-96, Class GF, 0.546% (1-month USLIBOR +0.450%), 4/16/2039	273,966
6,484,524		Series 2010-62, Class PF, 0.588% (1-month USLIBOR +0.500%), 5/20/2040	6,585,178
4,373,734		Series 2011-23, Class KF, 0.496% (1-month USLIBOR +0.400%), 2/16/2041	4,431,754
2,761,824		Series 2011-51, Class FA, 0.488% (1-month USLIBOR +0.400%), 4/20/2041	2,797,891

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$ 10,647,811		Series 2012-H15, Class FB, 0.603% (1-month USLIBOR +0.500%), 6/20/2062	$10,684,875
3,268,767		Series 2012-H18, Class FA, 0.653% (1-month USLIBOR +0.550%), 8/20/2062	3,281,835
3,015,023		Series 2012-H18, Class SA, 0.683% (1-month USLIBOR +0.580%), 8/20/2062	3,038,499
7,316,024		Series 2012-H24, Class FC, 0.503% (1-month USLIBOR +0.400%), 10/20/2062	7,331,018
11,257,641		Series 2012-H25, Class BF, 0.483% (1-month USLIBOR +0.380%), 9/20/2062	11,269,565
9,549,335		Series 2012-H29, Class BF, 0.443% (1-month USLIBOR +0.340%), 11/20/2062	9,552,790
9,185,651		Series 2012-H29, Class CF, 0.443% (1-month USLIBOR +0.340%), 2/20/2062	9,187,366
1,862,308		Series 2012-H30, Class SA, 0.473% (1-month USLIBOR +0.370%), 12/20/2062	1,865,074
6,323,251		Series 2012-H31, Class FA, 0.453% (1-month USLIBOR +0.350%), 11/20/2062	6,327,112
19,826,256		Series 2015-H02, Class FA, 0.753% (1-month USLIBOR +0.650%), 1/20/2065	19,991,431
20,852,100		Series 2015-H06, Class FB, 0.753% (1-month USLIBOR +0.650%), 2/20/2065	21,027,691
12,613,083		Series 2016-120, Class FA, 0.488% (1-month USLIBOR +0.400%), 9/20/2046	12,716,428
10,822,037		Series 2016-147, Class AF, 0.488% (1-month USLIBOR +0.400%), 10/20/2046	10,920,810
16,664,295		Series 2016-H26, Class FC, 1.103% (1-month USLIBOR +1.000%), 12/20/2066	17,121,845
20,839,843		Series 2017-H08, Class FC, 0.703% (1-month USLIBOR +0.600%), 3/20/2067	21,146,097
12,753,096		Series 2019-10, Class FC, 0.538% (1-month USLIBOR +0.450%), 1/20/2049	12,873,024
		TOTAL	192,617,215
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $527,809,158)	533,578,856
		GOVERNMENT AGENCIES—11.9%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.5%
7,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 4/21/2023	7,004,924
2,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 5/19/2023	1,999,847
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 12/15/2022	2,001,148
2,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/1/2022	2,001,076
1,000,000		0.195% (Secured Overnight Financing Rate +0.145%), 7/28/2022	1,001,232
2,500,000		0.350% (Secured Overnight Financing Rate +0.300%), 9/24/2021	2,500,414
		TOTAL	16,508,641
		Federal Farm Credit System—6.6%
15,000,000		0.040%, 10/29/2021	14,998,893
1,500,000		0.090%, 1/6/2022	1,500,064
5,000,000		0.100%, 11/23/2022	4,997,959
50,000,000		0.400%, 6/28/2024	49,921,950
		TOTAL	71,418,866
	[1]	Federal Home Loan Bank System Floating Rate Notes—2.4%
1,500,000		0.090% (Secured Overnight Financing Rate +0.040%), 3/17/2023	1,500,225
4,200,000		0.095% (Secured Overnight Financing Rate +0.045%), 5/27/2022	4,201,412
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 2/3/2023	2,000,045
5,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 4/26/2022	5,001,740
1,600,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/2/2022	1,600,862
2,500,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/16/2022	2,501,927
1,000,000		0.130% (Secured Overnight Financing Rate +0.080%), 2/25/2022	1,000,321
1,000,000		0.135% (Secured Overnight Financing Rate +0.085%), 5/20/2022	1,000,511
5,000,000		0.170% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,002,622
2,000,000		0.200% (Secured Overnight Financing Rate +0.150%), 9/3/2021	2,000,007
		TOTAL	25,809,672
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.5%
2,400,000		0.115% (Secured Overnight Financing Rate +0.065%), 11/9/2022	2,402,029
2,000,000		0.140% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,001,104
750,000		0.250% (Secured Overnight Financing Rate +0.200%), 3/11/2022	750,745
		TOTAL	5,153,878

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal National Mortgage Association Floating Rate Notes—0.9%
$ 1,000,000		0.220% (Secured Overnight Financing Rate +0.170%), 3/9/2022	$1,000,881
1,000,000		0.270% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,001,395
2,000,000		0.280% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,002,966
2,300,000		0.320% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,304,009
1,500,000		0.360% (Secured Overnight Financing Rate +0.310%), 10/25/2021	1,500,618
1,000,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,002,060
1,500,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/28/2022	1,503,102
		TOTAL	10,315,031
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $129,248,010)	129,206,088
		U.S. TREASURIES—3.1%
	[2]	U.S. Treasury Bills—1.4%
10,000,000		United States Treasury Bills, 0.040%, 10/21/2021	9,999,268
5,000,000		United States Treasury Bills, 0.072%, 7/14/2022	4,997,172
		TOTAL	14,996,440
		U.S. Treasury Notes—1.7%
4,000,000		United States Treasury Floating Rate Notes, 0.079% (91-day T-Bill +0.034%), 9/8/2021	4,000,763
5,000,000		United States Treasury Notes, 0.125%, 5/31/2022	5,002,052
1,500,000		United States Treasury Notes, 1.250%, 10/31/2021	1,502,892
3,000,000		United States Treasury Notes, 1.500%, 10/31/2021	3,007,076
5,000,000		United States Treasury Notes, 1.875%, 8/31/2022	5,089,001
		TOTAL	18,601,784
		TOTAL U.S. TREASURIES (IDENTIFIED COST $33,597,136)	33,598,224
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal National Mortgage Association—0.2%
1,973,372		3.500%, 9/1/2049	2,130,797
40,191		7.500%, 1/1/2032	46,799
132,542		7.500%, 8/1/2032	155,361
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,330,148)	2,332,957
	[1]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association ARM—0.2%
55,638		1.189%, 9/1/2027	55,999
87,492		1.508%, 5/1/2040	89,591
11,885		1.508%, 5/1/2040	12,174
108,229		1.508%, 8/1/2040	110,957
108,378		1.970%, 6/1/2036	112,589
180,554		2.028%, 9/1/2035	188,204
26,938		2.047%, 5/1/2036	28,144
186,908		2.145%, 6/1/2036	195,529
11,541		2.195%, 8/1/2032	11,762
70,563		2.210%, 4/1/2024	71,098
340,474		2.219%, 9/1/2037	360,780
576,573		2.290%, 4/1/2033	586,638
11,193		2.340%, 2/1/2033	11,699
444,910		2.352%, 8/1/2034	465,553
6,921		2.415%, 12/1/2032	7,248
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,282,220)	2,307,965

Principal Amount		Value
	REPURCHASE AGREEMENTS—35.7%
$188,087,000	Interest in $1,495,000,000 joint repurchase agreement 0.06%, dated 8/31/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,495,002,284 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $1,524,902,330.	$188,087,000
200,000,000	Interest in $350,000,000 joint repurchase agreement 0.06%, dated 8/31/2021 under which Bank of Montreal will repurchase securities provided as collateral for $350,000,535 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2069 and the market value of those underlying securities was $357,590,159.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $388,087,000)	388,087,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,083,353,672)	1,089,111,090
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(1,443,500)
	TOTAL NET ASSETS—100%	$1,087,667,590

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit